SELECTED STATEMENTS OF OPERATIONS DATA (Narrative) ( Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Percent of total revenues benchmark	10.00%	10.00%
Number of customers exceeding threshold			1
Single customer purchases percent of total revenues			13.00%